Financial Income and Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interest on shareholder and other loans	€ 0	€ 61	€ 6
Fair value gain on financial investments	280	11	0
Other finance income	2,027	83
Total financial income	2,307	155	6
Financial expenses
Fair value adjustment of convertible bonds	0	25,491
Interest and fees on bank loans	3,711	3,222	534
Interest on lease liabilities	1,267	631	107
Interest on shareholder and other borrowings	0	3	8
Accretion of discount on put option liabilities	0	313	96
Fair value loss on financial investments	1,343
Impairment of financial investments	1,411
Other finance costs	266	23
Total financial expenses	7,998	32,068	1,011
Convertible bonds [member]
Financial expenses
Interest on convertible bonds	€ 0	€ 2,385	€ 266